Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - amounts due from financial institutions) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Loans to financial institutions	R$ 5,586,520	R$ 1,236,536
Interbank deposits	579,720	2,451,736
Interbank onlendings	33,920	31,487
Expected loss	(5,200)	(1,253)
Total	R$ 6,194,960	R$ 3,718,506